MAJOR CUSTOMERS	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
MAJOR CUSTOMERS
NOTE 7 - MAJOR CUSTOMERS

NOTE 7 - MAJOR CUSTOMERS

The Company sells to their end-user customers both directly and through a network of resellers. Four resellers accounted for 52% of sales of which two resellers accounted for 26% and 11% individually in the three-month period ended January 31, 2022. The Company maintains all the information on their end user customers, and should a reseller discontinue operations, the Company can sell directly to the end user. In the three-month period ended January 31, 2022, fourteen end user customers were responsible for approximately 50% of gross revenue and no end user customer was responsible for more than 10% of our revenues. In the same period in 2021, sixteen end user customers were responsible for approximately 50% of gross revenue and no end user customer was responsible for more than 10% of revenues.

NOTE 7 – MAJOR CUSTOMERS

The Company sells to their end-user customers both directly and through resellers.  Six resellers accounted for 50% of sales in 2021 and five resellers accounted for 50% of sales in 2020.  The Company maintains all the information on their end user customers, and should a reseller discontinue operations, the Company can sell directly to the end user.  No reseller has exclusivity in their territory.  In 2021, no end user customers were responsible for more than 10% of our revenues and twenty-six (26) end user customers were responsible for approximately 50% of gross revenue.  In 2020, no end user customer was responsible for more than 10% of revenue and twenty-seven (27) end user customers were responsible for approximately 50% of gross revenue.